Subordinated liabilities	12 Months Ended
Dec. 31, 2020
Subordinated liabilities
Subordinated liabilities

22. Subordinated liabilities

a)	Breakdown

The breakdown of the balance of Subordinated liabilities is as follows:

				12/31/2020
				Outstanding
				Issue Amount	Annual
Type	Currency of Issue	12/31/2019	12/31/2020	in Foreign Currency	Interest Rate (%)

Subordinated Additional Tier I Capital Notes	USD	9,420	9,948	500,000,000	8.50
Tier II Subordinated Capital Notes	USD	24,847	26,234	1,300,000,000	5.95
	Balance at year-end	34,267	36,182

Note 45.a includes a breakdown of the remaining maturity of Subordinated liabilities. Additionally, Note 45.d includes the fair value amounts of these liabilities.

b)   Changes

The changes in Subordinated liabilities were as follows:

	2019	2020
Beginning balance (million USD)	1,894	1,816
Issues	—	—
Redemptions	(77)	—
Transaction costs and accrued interest	(1)	1
Balance at year-end (million USD)	1,816	1,817
Exchange rate per one USD at December 31	18.8642	19.9087
Balance at year-end (million pesos)	34,267	36,182

c)   Other disclosures

2013 Tier II Subordinated Capital Notes

On December 27, 2013, the Bank issued debt securities denominated as Tier II Subordinated Capital Notes in the amount of USD 1,300 million equivalent to 1,300,000 securities with a nominal value of USD 1,000 each with a ten-year maturity (January 30, 2024) and with an option to be prepaid in year five. The instruments were issued in accordance with Rule 144A and Regulation S of the US Securities Act of 1933, as amended, with a discount of USD 10 million. Interest will be paid semiannually, on January 30 and July 30, respectively, beginning July 30, 2014. The instruments bear interest at an initial annual interest rate of 5.95% per year during the first five years.

As mentioned in Note 3, 94.07% of existing holders tendered the cash offer announced by the Bank for the Tier II Subordinated Capital Notes.

The main features of this issue were as follows:

a)

If notes are not redeemed in year five, the interest rate for the second five-year period shall be based on the interest rate on US five-year Treasury Notes in effect at that moment plus the spread defined in the offering memorandum.

b)	Loss absorption mechanism through a write-down of the issue being the trigger event a computation of the Bank’s Basic Capital index of 4.5%.
c)	Partial write-down until the Bank achieves a Basic Capital index of 7.0%.
d)	When the Bank computes a Basic Capital index of 8.0%:

Possible deferral of principal, interest or other remedies determined by the CNBV.

Possible write-down due to breach of remediation.

Possible early prepayment in an event of non-deductibility of interest or by the increase in the applicable withholding tax led by the consideration of the notes issued as Tier II Complementary Capital.

2016 Subordinated Additional Tier I Capital Notes

On December 29, 2016, the Bank issued Subordinated Additional Tier I Capital Notes for an amount of USD 500 million. Subordinated Additional Tier I Capital Notes are convertible into common Series F shares and are callable (either fully or partially) at par in cash at the first call date (January 20, 2022) and subsequently every interest payment date. Interests are non-cumulative and fully discretionary. Some trigger events originate the cancellation of interest payment.

Additional characteristics of the Subordinated Additional Tier I Capital Notes are as follows:

•	Automatically convertible into common shares when the Common Equity Tier I (CET I) or Basic Capital is equal to or below 5.125% (among other trigger events) at Conversion price (defined below).
•	Conversion price: The conversion price shall be, if the common shares are:
i.	traded on the Mexican Stock Exchange, the higher of:
a.

the weighted average volume of the ordinary shares closing price on the Mexican Stock Exchange for the thirty consecutive business days immediately preceding the conversion date, with each closing price for the thirty consecutive business days being converted from pesos into USD at the then prevailing exchange rate; or;

b.	the floor price of 20.30 pesos converted into USD at the then-prevailing exchange rate.
ii.	not traded on the Mexican Stock Exchange, the floor price of 20.30 pesos converted into USD at the then-prevailing exchange rate.
•

Subordinated Additional Tier I Capital Notes will accrue interest on an annual interest rate of 8.5% (subject to not being called in advance at the first call date or if the automatic conversion occurs), which will reset every five years considering the current five-year US Government Treasury Bills interest rate plus the original credit spread. Interest payments will be recognized as a reduction of Accumulated reserves within Shareholders’ equity in the consolidated balance sheet.

•

Fully callable in advance if the Subordinated Additional Tier I Capital Notes: i) fail to be considered as Fundamental Basic Capital, ii) interests are considered non-deductible for tax purposes, or iii) the applicable withholding tax increases.

•	Any call in advance must be authorized by the Central Bank.

These Subordinated Additional Tier I Capital Notes are accounted for as a compound instrument with both liability and equity components (that arises from the contingent settlement provision and from the right of the holders to receive discretional interest payments, respectively). The payment of discretionary interest is recorded in Accumulated reserves within Shareholders’ equity in the consolidated balance sheet.

The liability component is recognized at the par value of the Subordinated Additional Tier I Capital Notes and is then deducted from the fair value of the compound financial instrument as a whole to arrive at the value of the equity component. A zero balance to the equity component is assigned, since there is an obligation to pay the full redemption amount and cannot avoid settlement in cash or another financial asset for the full redemption amount.

In addition, an embedded derivative arises from the call option features on the Subordinated Additional Tier I Capital Notes within five years subsequent to the issuance date and on every interest payment date thereafter. This call option is deemed to be closely related to the Subordinated Additional Tier I Capital Notes and is not accounted for separately.

2018 Tier II Subordinated Notes

On October 1, 2018, the Bank issued debt securities denominated as Tier II Subordinated Notes in the amount of USD 1,300 million equivalent to 1,300,000 securities with a nominal value of USD 1,000 each with a ten-year maturity (October 30, 2028) and with an option to be prepaid in year five. The instruments were issued in accordance with Rule 144A and Regulation S of the US Securities Act of 1933. Interest will be paid semiannually, on April 1 and October 1, respectively, beginning April 30, 2019. The instruments bear interest at an initial annual interest rate of 5.95% per year during the first five years.

The main features of this issue are as follows:

e)

If notes are not redeemed in year five, the interest rate for the second five-year period shall be based on the interest rate on US five-year Treasury Notes in effect at that moment plus the spread defined in the offering memorandum.

f)	Loss absorption mechanism through a write-down of the issue being the trigger event a computation of the Bank’s Basic Capital index of 4.5%.
g)	Partial write-down until the Bank achieves a Basic Capital index of 7.0%.
h)	When the Bank computes a Basic Capital index of 8.0%:

Possible deferral of principal, interest or other remedies determined by the CNBV.

Possible write-down due to breach of remediation.

Possible early prepayment in an event of non-deductibility of interest or by the increase in the applicable withholding tax led by the consideration of the notes issued as Tier II Complementary Capital.

With the proceeds obtained from the issue of these Tier II Subordinated Notes, the Bank redeemed in advance USD 1,223 million of the Tier II Subordinated Capital Notes issued on December 27, 2013.

d)   Reconciliation of liabilities arising from financing activities

The table below details changes in the Bank’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes
	January 1, 2019	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2019
Type			interest	costs	movements

Tier II Subordinated Capital Notes	1,546	(1,521)	6	7	(38)	—
Subordinated Additional Tier I Capital Notes	9,809	—	—	4	(393)	9,420
Tier II Subordinated Capital Notes	25,873	(1,513)	1,495	7	(1,015)	24,847
Balances at	37,228	(3,034)	1,501	18	(1,446)	34,267

As of December 31, 2019, the Bank paid 808 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which were recognized against Accumulated reserves within Shareholders’ equity in the consolidated balance sheet.

			Non-cash changes
	January 1, 2020	Cash flows	Accrued	Transaction	Foreign exchange	December 31, 2020
Type			interest	costs	movements

Subordinated Additional Tier I Capital Notes	9,420	—	—	6	522	9,948
Tier II Subordinated Capital Notes	24,847	(1,765)	1,669	8	1,475	26,234
Balances at	34,267	(1,765)	1,669	14	1,997	36,182

As of December 31, 2020, the Bank paid 964 million pesos related to interests on the Subordinated Additional Tier I Capital Notes, which were recognized against Accumulated reserves within Shareholders’ equity in the consolidated balance sheet.